CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 611,023	$ 509,262	$ 298,812
COST OF REVENUES	526,198	402,077	325,310
GROSS PROFIT (LOSS)	84,825	107,185	(26,498)
OPERATING COSTS AND EXPENSES
Research and development	24,886	23,876	23,375
Marketing, general and administrative	48,239	39,986	31,943
Acquisition related costs	1,493
TOTAL OPERATING COSTS AND EXPENSES	74,618	63,862	55,318
OPERATING PROFIT (LOSS)	10,207	43,323	(81,816)
FINANCING EXPENSE, NET	(40,302)	(72,925)	(45,710)
GAIN FROM ACQUISITION	19,467
OTHER INCOME, NET	13,460	65	2,045
PROFIT (LOSS) BEFORE INCOME TAX	2,832	(29,537)	(125,481)
INCOME TAX BENEFIT (EXPENSE)	(21,362)	(12,830)	5,022
LOSS FOR THE PERIOD	$ (18,530)	$ (42,367)	$ (120,459)
BASIC LOSS PER ORDINARY SHARE
Loss per share	$ (0.06)	$ (0.18)	$ (0.71)
Weighted average number of ordinary shares outstanding - in thousands	302,065	235,320	170,460